Finance income, net - Finance income, net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Financial Instruments [Abstract]
Interest on acquisition related consideration	$ 28	$ 28	$ 64	$ 83
Interest on lease obligations	51	63	163	207
Interest income	(2,012)	(1,416)	(6,733)	(1,969)
Bank fees and other	0	0	0	2
Net finance expense	$ (1,933)	$ (1,325)	$ (6,506)	$ (1,677)